Acquisitions - Parllay - Identifiable assets acquired and liabilities assumed (Details) - USD ($)	1 Months Ended
	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2021
Acquisitions
Goodwill		$ 0	$ 81,674,000
Parllay
Acquisitions
Cash consideration	$ 1,825,000
Intangible assets	279,000
Deferred tax liabilities	(70,000)
Total identifiable net assets acquired	209,000
Goodwill	$ 1,616,000